Research and development expenses	6 Months Ended
Jun. 30, 2020
Research and development expenses
Research and development expenses

12.Research and development expenses

	Six Months Ended
	June 30,
(in thousands of €)	2020	2019
Personnel expense	€34,043	€22,887
External research and development expenses	125,096	46,780
Materials and consumables	1,267	878
Depreciation and amortization	1,096	932
Other expenses	10,216	6,827
	€171,718	€78,304